Prepayments and Other Assets, Net - Schedule of Sets Forth the Aging of Loans Receivable (Details) - Financing Receivable [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past due		¥ 13,643
Current	675
Total loans	675	13,643
1-29 days past due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past due		2,847
Over 30 days past due [Member]
Schedule of Sets Forth the Aging of Loans Receivable [Line Items]
Total past due		¥ 10,796